091-08966 fm

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 4 copies

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10047599

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Nuveen Advisory Corp

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:

NAC: Municipal Bonds; NAD: Municipal Bonds; NAN: Municipal Bonds; NAZ: Municipal Bonds; NBB: Municipal Bonds; NBJ: Municipal Bonds; NCA: Municipal Bonds; NCB: Municipal Bonds; NCL: Municipal Bonds; NCO: Municipal Bonds; NCP: Municipal Bonds; NCU: Municipal Bonds; NEA: Municipal Bonds; NEV: Municipal Bonds; NFC: Municipal Bonds

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
NAC, NAD, NAN, NAZ, NBB, NBJ, NCA, NCB, NCL, NCO, NCP, NCU, NEA, NEV, NFC

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NAC: OTC US; NAD: OTC US; NAN: OTC US; NAZ: OTC US; NBB: OTC US; NBJ: OTC US; NCA: OTC US; NCB: OTC US; NCL: OTC US; NCO: OTC US; NCP: OTC US; NCU: OTC US; NEA: OTC US; NEV: OTC US; NFC: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010